Fair Value Measurements	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Fair Value Measurements
8. Fair Value Measurements
The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of September 30, 2021
	Level 1	Level 2	Level 3
Recurring fair value measurments
Assets:
Money market funds	$10,372	$—	$—

Total	$10,372	$—	$—

Liabilities:
Convertible notes	$—	$—	$31,117
Warrant liability	$—	$—	$1,425

Total	$—	$—	$32,542

As of September 30, 2021, and December 31, 2020, the carrying value of all other financial assets and liabilities approximated their respective fair values.
As of September 30, 2021, the Company measured its warrants and Convertible Notes at fair value based on significant inputs not observable in the market, resulting in them being classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the warrants related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment within the unaudited condensed consolidated statements of operations.
The fair value of the Company was determined utilizing both income and market approaches which were weighted equally in the valuation. The fair value of the Company was then allocated to the warrants utilizing an option pricing methodology (“OPM”), estimating the probability weighted value across multiple scenarios. Guideline public company multiples were used to value the Company under certain scenarios. The discounted cash flow method was used to value the Company under the other scenarios. Share value for each class of security was based upon the probability-weighted present value of expected future investment returns, considering each of these possible future outcomes, as well as the rights of each share class.
The significant unobservable inputs into the valuation model used to estimate the fair value of the redeemable convertible common stock warrants include:

•	the timing of potential events (including, but not limited to, an initial public offering or SPAC transaction) and their probability of occurring,

•	the selection of guideline public company multiples,

•	a discount for the lack of marketability of the common stock,

•	the projected future cash flows, and

•	the discount rate used to calculate the present value of the estimated equity value allocated to each share class.
The Company calculated the estimated fair value of the Convertible Notes on the date of issuance and at each subsequent reporting date. The Company used the following assumptions as of September 30, 2021:

Nine months ended September 30,	2021
Implied Yield	25.2% - 29.6%
Time from Valuation to Maturity (Years)	1.36
Time from Valuation to SPAC Merger (Years)	0.13
Time from Valuation to Qualified Financing (Years)	0.83
The Company calculated the estimated fair value of the warrants on the date of issuance and at each subsequent reporting date using the following assumptions:

Nine months ended September 30,	2021
Risk Free Rate	1.00% - 1.12%
Warrant Term (Years)	5.00
Dividend Yield	0.00%
Class Volatility	50.00%
Time to Issuance (Years)	0.13 - 0.83
The following table presents changes in the Level 3 fair value measurement for the Convertible Notes and warrant liability on a recurring basis (in thousands):

	For the nine months ended September 30, 2021
	Convertible Notes	Warrant Liability
Balance as of December 31, 2020	$—	$—
Additions	26,050	1,415
Fair value measurement adjustments	5,067	10

Balance as of September 30, 2021	$31,117	$1,425

As of September 30, 2021, the Company had
no

transfers between levels of the fair value hierarchy of its liabilities measured at fair value.

LEO HOLDINGS III CORP [Member]
Fair Value Measurements
Note 1
1
—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$275,013,714	$—	$—	$275,013,714
Liabilities:
Warrant liabilities - public warrants	$4,235,000	$—	$—	$4,235,000
Warrant liabilities - private warrants	$—	$—	$4,106,666	$4,106,666

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement, when the Public Warrants were separately listed and traded in April 2021.

For periods where no observable traded price is available, the fair value of the Public Warrants has been estimated using a Monte-Carlo simulation model. For periods subsequent to the detachment of the Public Warrants from the Units, the fair value of the Public Warrants is based on the observable listed price for such warrants. The fair value of the Private Warrants is determined using a Monte-Carlo simulation model. For the three months ended September 30, 2021 and the period from January 8, 2021 (inception) through September 30, 2021, the Company recognized a decrease in the fair value of warrant liabilities of approximately $
4.2
 million and $
812,000
, respectively, presented on the accompanying condensed consolidated statements of operations.
The change in the fair value of the Level 3 derivative warrant liabilities for the three months ended September 30, 2021 and the period from January 8, 2021 (inception) through September 30, 2021 is summarized as follows:

Warrant liabilities at January 8, 2021 (inception)	$—
Issuance of Public and Private Warrants	9,153,333
Change in fair value of warrant liabilities	(1,408,333)

Warrant liabilities at March 31, 2021	7,745,000
Public Warrants transferred to Level 1	(3,905,000)
Change in fair value of warrant liabilities	2,346,666

Warrant liabilities at June 30, 2021	6,186,666
Change in fair value of warrant liabilities	(2,080,000)

Warrant liabilities at September 30, 2021	$4,106,666

The estimated fair value of the Public and Private Placement Warrants, prior to the Public Warrants being traded in an active market, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2021	March 2, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.94	$9.83
Term (in years)	5.09	5.58
Volatility	12.90%	15.10%
Risk-free interest rate	0.99%	0.79%
Dividend yield	0.0%	0.0%